Stockholders' Equity - Outstanding Warrants Valuation Assumption (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
March 2011 Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate				0.16%
Expected life (in years)				2 months 16 days
Dividend yield				0.00%
Volatility				179.00%
Stock price				$ 0.48
February 2015 Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.50%	1.93%	1.93%	1.76%
Expected life (in years)	2 years 10 months 21 days	3 years 1 month 17 days	3 years 1 month 17 days	4 years 1 month 21 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	141.00%	135.00%	135.00%	112.00%
Stock price	$ 0.57	$ 0.44	$ 0.44	$ 0.48